Document and Entity Information	Apr. 04, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 04, 2016
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Apr. 04, 2016
Document Effective Date	Apr. 04, 2016
Prospectus Date	Jul. 31, 2015
Government Money Market Fund | Government Money Market Fund
Prospectus:
Trading Symbol	WGMXX